NOTE 6 - SOFTWARE DEVELOPMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2015
Research and Development [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	Software development costs as of December 31, were as follows:

	December 31,
	2015	2014
Capitalized software development costs	$-	$2,724,082
Accumulated amortization	-	(1,847,274)
Sub-total	-	$876,808
Cumulative Impairment charge	-	(876,808)
Total	$-	$-